Fees and Expenses	Oct. 23, 2025
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
I.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable US Small Cap Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.30%	1.00%
Less Waivers and Reimbursements[2]	(0.45%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.85%	1.00%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
II.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Emerging Markets Equity Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	1.01%	1.01%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.18%	0.18%
Total Annual Operating Expenses	1.49%	1.19%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.44%	1.19%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
III.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable World Equity Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.20%	0.90%
Less Waivers and Reimbursements[2]	(0.35%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.85%	0.90%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 0.90% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
IV.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Mid Cap Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.26%	0.26%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.70%	0.40%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.65%	0.40%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.65% for Class V shares and 0.40% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
V.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Small Cap Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.31%	0.31%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.75%	0.45%
Less Waivers and Reimbursements[2]	(0.07%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.68%	0.45%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
VI.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable International Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.16%	0.16%
Total Annual Operating Expenses	0.76%	0.46%
Less Waivers and Reimbursements[2]	(0.06%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.70%	0.46%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
VII.	The sub-section titled “Annual Fund Operating Expenses” under the section titled “FUND SUMMARIES” in the Venerable Bond Index Fund’s Prospectus is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.23%	0.23%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.13%	0.13%
Total Annual Operating Expenses	0.66%	0.36%
Less Waivers and Reimbursements[2]	(0.05%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.61%	0.36%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE